Annual Fund Operating Expenses - Target Retirement 2040 Fund - None or same as Fund Name	May 01, 2021
Operating Expenses:
Management Fee	none
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.02%
Acquired Fund Fees and Expenses	0.56%
Total Annual Fund Operating Expenses